Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		¥ 10,787
2021	¥ 10,860	5,598
2022	4,578	4,086
2023 and thereafter	4,103	3,204
2024 and thereafter	1,196
Future minimum payments operating leases	¥ 20,737	¥ 23,675